MONEY MARKET FUND Annual Fund Operating Expenses - MONEY MARKET FUND	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.14%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.41%